SCHEDULE OF TEMPORARY DIFFERENCES OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards	$ 644,794	$ 102,162
Valuation allowance	(644,794)	(102,162)
Net deferred tax assets
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards	644,794	102,162
Israel [Member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forwards